Stock Options Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options, Valuation Assumptions
Assumptions	2009 Stock Option Plan and the 2009 Directors Stock Option Plan

Expected life	2.5 (yrs) - 3.5 (yrs)

Expected volatility	57.53% - 104.86%

Risk-free interest rate	0.37% - 1.92%

Expected dividend yield	0.00%

2009 Stock Option Plan
Stock Option activity
	Number of shares	Weighted average exercise price
Balance as of January 1, 2011	604,000	$0.53
Granted	400,000	$0.48
Exercised	––	––
Expired	(34,000)	0.48
Balance as of December 31, 2011	970,000	$0.51
Granted	––	––
Exercised	––	––
Expired	––	––
Balance as of December 31, 2012	970,000	$0.51

Stock Option Plans, by Exercise Price Range
	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.53	585,000	1.11	$0.53	585,000	$0.53
$0.48	385,000	3.30	$0.48	288,750	$0.48
$0.48 to 0.53	970,000	1.98	$0.51	873,750	$0.51

2009 Director Stock Option Plan
Stock Option activity
	Number of shares	Weighted average exercise price
Balance as of January 1, 2011	90,000	0.40
Granted	60,000	0.36
Exercised	––	––
Expired	––	––
Balance as of December 31, 2011	150,000	0.38
Granted	60,000	0.26
Exercised	––	––
Expired	––	––
Balance as of December 31, 2012	210,000	$0.35

Stock Option Plans, by Exercise Price Range
	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.25-0.26	60,000	4.40	$0.26	60,000	$0.26

$0.27-0.41	60,000	2.40	$0.34	60,000	$0.34

$0.35-0.36	60,000	3.40	$0.36	60,000	$0.36

$0.53	30,000	1.11	$0.53	30,000	$0.53
$0.25-0.53	210,000	3.07	$0.35	210,000	$0.35